Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
A summary of the changes in warrants for the years ended December 31, 2021 and 2020 is presented below:

A summary of the changes in warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Exercise price

Balance, December 31, 2019	341,119	$9.39
Granted – February 28, 2020	1,555,317	$2.94
Expired – January 10, 2020	(341,119)	$9.39

Balance, December 31, 2020	1,555,317	$2.94
Granted – February 9, 2021	2,085,687	$4.70
Granted – October 15, 2021	3,341,900	*US$4.77
Exercised	(640,012)	$3.34
Expired	(1,215,816)	$2.94
Balance, December 31, 2021	5,127,076	$5.58

*$6.05	as at December 31, 2021

The following table summarizes information on warrants outstanding at December 31, 2021:

The following table summarizes information on warrants outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Expiry date	Average Remaining Contractual Life
$4.70	1,785,176	February 9, 2026	4.11 years
US$4.77	3,341,900	October 15, 2026	4.79 years

A summary of the changes in finders’ warrants for the years ended December 31, 2021 and 2020 is presented below:

e)	Finders’ Warrants

A summary of the changes in finders’ warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Exercise price

Balance, December 31, 2019	—	—
Granted – February 28, 2020 – finders’ warrants	11,896	$1.64
Balance, December 31, 2020	11,896	$1.64
Granted – February 9, 2021 – finders’ warrants	58,288	$4.70
Granted – October 15, 2021 – finders’ warrants	145,300	US$4.77
Exercised	(11,571)	$1.87
Expired	(1,193)	$1.64

Balance, December 31, 2021	202,720	$5.66

*$6.05 as at December 31, 2021

The following table summarizes information on finders’ warrants outstanding at December 31, 2021:

The following table summarizes information on finders’ warrants outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Expiry date	Average Remaining Contractual Life
$4.70	57,420	February 9, 2026	4.11 years
US$4.77	145,300	October 15, 2026	4.79 years

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes model with the following data and assumptions:

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes model with the following data and assumptions:

	2021	2020
Dividend yield	Nil	Nil
Annualized volatility	100%	151.64% - 152.24%
Risk-free interest rate	0.36% - 1.19%	0.33%
Expected life	5 years	5 years

A summary of the changes in stock options for the years ended December 31, 2021 and 2020 is presented below:

A summary of the changes in stock options for the years ended December 31, 2021 and 2020 is presented below:

	Number of Options	Exercise price
Balance, December 31, 2019	183,124	$5.87
Granted – June 23, 2020	268,307	$1.64
Granted – August 25, 2020	12,776	$2.82
Balance, December 31, 2020	464,207	$3.29
Granted – January 11, 2021	59,624	$3.29
Granted – May 12, 2021	42,588	$1.88
Granted – June 16, 2021	21,294	$1.76
Granted – July 14, 2021	63,882	$2.41
Granted – December 21, 2021	86,495	$2.54
Exercised	(51,106)	$1.64
Expired	(80,917)	$3.40
Balance, December 31, 2021	606,067	$3.10
Vested and exercisable, December 31, 2021	482,683	$3.38

The following table summarizes information on stock options outstanding at December 31, 2021:

The following table summarizes information on stock options outstanding at December 31, 2021:

Exercise Price	Number Outstanding	Number Exercisable	Average remaining Contractual Life
$5.87	127,760	127,760	1.21 years
$5.87	21,294	21,294	1.85 years
$1.64	170,354	114,991	3.48 years
$2.82	12,776	12,776	3.66 years
$3.29	59,624	59,624	4.03 years
$1.88	42,588	27,801	4.36 years
$1.76	21,294	21,294	4.46 years
$2.41	63,882	10,648	4.54 years
$2.54	86,495	86,495	4.98 years
	606,067	482,683

The balance of the derivative warrant liabilities (level 3) is as follows:

The balance of the derivative warrant liabilities (level 3) is as follows:

December 31 2021

Balance at December 31, 2019 and 2020	$—
Warrants issued February 9, 2021	5,358,000
Warrants exercised	(425,900)
Fair value adjustment	(472,100)
Fair value reclassified to reserves	(4,460,000)
Warrants issued October 15, 2021	7,425,000
Fair value adjustment	(2,827,668)
Balance at December 31, 2021	$4,597,332

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2021 are as follows:

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2021 are as follows:

December 31, 2021
Share price	$2.05
Risk-free interest rate	1.23%
Dividend yield	0%
Expected volatility	100%
Remaining term (in years)	4.8